UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 4/29/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               40
                                                  -----------------------

Form 13F Information Table Value Total:             149455 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103      909         37674SH             SOLE            NONE   36790          884
Apple, Inc.                       COM     037833100      245           702SH             SOLE            NONE     702
AT&T Inc.                         COM     00206R102      248          8101SH             SOLE            NONE    6380         1721
Bank of America Corp              COM     060505104      178         13340SH             SOLE            NONE   10797         2543
Belk Inc Class A                  COM     07784H109      697         21772SH             SOLE            NONE   21772
Capital One Financial             COM     14040H105      449          8648SH             SOLE            NONE    1640         7008
CarMax Group                      COM     143130102     2250         70087SH             SOLE            NONE   61215         8872
ChevronTexaco Corp                COM     166764100      287          2670SH             SOLE            NONE    2316          354
Cisco Systems                     COM     17275R102      172         10046SH             SOLE            NONE    8052         1994
Citigroup, Inc.                   COM     172967101       53         11979SH             SOLE            NONE   11391          588
Coca Cola                         COM     191216100      252          3805SH             SOLE            NONE    2731         1074
Cohen & Steers Global REIT ETF    ETF     00162Q106     4580        126374SH             SOLE            NONE  100352        26022
Community Bankers Tr Cp           COM     203612106       25         21398SH             SOLE            NONE    5441        15957
Dominion Resources, Inc           COM     25746U109      783         17512SH             SOLE            NONE   16037         1475
ExxonMobil                        COM     30231G102     1609         19129SH             SOLE            NONE   14536         4593
General Electric Company          COM     369604103      577         28755SH             SOLE            NONE   18845         9910
Honeywell Incorporated            COM     438516106      343          5742SH             SOLE            NONE    5742
IBM                               COM     459200101      227          1390SH             SOLE            NONE     890          500
Intel Corp                        COM     458140100      240         11902SH             SOLE            NONE    7246         4656
iShares S&P 500                   COM     464287200    10066         75680SH             SOLE            NONE   54776        20904
iShares S&P Midcap 400            COM     464287507     3221         32632SH             SOLE            NONE   22708         9924
Johnson & Johnson                 COM     478160104      257          4345SH             SOLE            NONE    3413          932
Kraft Foods Inc                   COM     50075N104      424         13534SH             SOLE            NONE   13076          458
Lakeland Bancorp                  COM      51637100      114         10938SH             SOLE            NONE   10938
Lincoln National Corp.            COM     534187109      447         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      461          5676SH             SOLE            NONE                 5676
Pepsico                           COM     713448108      265          4120SH             SOLE            NONE    3820          300
Philip Morris Intl Inc            COM     718172109     2130         32453SH             SOLE            NONE   31202         1251
Polaris Industries  Inc           COM     731068102      529          6074SH             SOLE            NONE    2303         3771
Proctor & Gamble                  COM     742718109       99          6484SH             SOLE            NONE    5499          985
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     1009         26396SH             SOLE            NONE    26396
SPDR Trust Unit Series S&P 500    ETF     78462F103      879          6627SH             SOLE            NONE    5168         1459
SunTrust Banks                    COM     867914103      272          9448SH             SOLE            NONE    8617          831
Vanguard Intl Equity Index        ETF     922042775     2180         44194SH             SOLE            NONE   28288        15906
Vanguard Mega Cap 300             ETF     921910873    45095       1000118SH             SOLE            NONE  711706       288412
Vanguard Mid Cap                  ETF     922908629    12402        153967SH             SOLE            NONE  114804        39163
Vanguard REIT                     ETF     922908553      671         11468SH             SOLE            NONE    1459        10009
Vanguard Total Bond Mkt ETF       ETF     921937835    44740        559108SH             SOLE            NONE  425322       133786
Vanguard Total Stock Mkt          ETF     922908769     9835        143140SH             SOLE            NONE   91464        51676
WellsFargo                        COM     949746101      236          7445SH             SOLE            NONE    7445


                                             TOTAL $149455

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